Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
C000105973 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Towle Value Fund (TDVFX)
Account Value	$ 19,360	$ 19,360	$ 19,360	$ 18,225	$ 15,649	$ 17,921	$ 10,765	$ 12,561	$ 16,132	$ 15,800	$ 11,994	$ 9,012	$ 10,000
Average Annual Return, Percent	6.23%	9.04%	6.83%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	$ 35,098	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
Average Annual Return, Percent	36.35%	15.98%	13.38%
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 22,042	$ 22,042	$ 22,042	$ 17,510	$ 16,237	$ 19,726	$ 12,033	$ 14,137	$ 15,407	$ 14,093	$ 11,691	$ 9,840	$ 10,000
Average Annual Return, Percent	25.88%	9.29%	8.22%